COMMITMENTS - Operating leases, supplemental cash flow information (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
COMMITMENTS
Operating cash flows from operating leases	$ 191,848
Right-of-use assets obtained in exchange for new operating leases	$ 245,974
Weighted-average remaining lease term (in years)	2 years 6 months
Weighted-average discount rate	7.60%